Institutional Select Class Prospectus | Government Portfolio | Institutional Select Class
Government Portfolio
Objective
The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Select Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Select Class Prospectus Government Portfolio Institutional Select Class
Advisory Fee		0.15%
Other Expenses		0.06%
Shareholder Administration Fee	[1]	0.05%
Total Annual Portfolio Operating Expenses	[2]	0.26%
Fee Waiver and/or Expense Reimbursement	[2]	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.25%
[1]	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class shares in connection with their customers' accounts.
[2]	The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional Select Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Select Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Select Class Prospectus Government Portfolio Institutional Select Class	26	80	141	318

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The historically low interest rate environment increases the risk associated with rising interest rates. The Portfolio may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and may begin to raise rates.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Money Market Fund Regulation. The SEC recently adopted changes to the rules that govern money market funds. These changes have a phase-in period ranging from mid-2015 (primarily for certain new disclosure-related requirements) to the latter half of 2016 (for the most significant changes, such as the imposition of a floating NAV and the possible imposition of redemption fees and/or the temporary suspension of redemption privileges if a fund's portfolio liquidity falls below certain required minimum levels because of market conditions or other factors). "Government money market funds," which are money market funds that invest in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully, will be exempt from the requirement to consider imposing a redemption fee or suspending redemptions at certain liquidity levels. Government money market funds will also be exempt from the requirement to operate with a floating NAV and may continue to seek a stable NAV of $1.00 per share. While the industry is still assessing the impact of these rule changes, they may affect the investment strategies, performance, operating expenses and structure of money market funds.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Select Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Select Class shares for the one, five and 10 year periods. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.32%
Low Quarter	6/30/11	0.00%

Average Annual Total Returns for the Periods Ended December 31, 2014
Average Annual Returns	Average Annual Returns, Past 1 Year	Average Annual Returns, Past 5 Years	Average Annual Returns, Past 10 Years
Institutional Select Class Prospectus Government Portfolio Institutional Select Class	0.04%	0.03%	1.57%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.